Accounts receivable - Schedule of Roll forward of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Roll Forward Of Allowance For Expected Credit Losses Abstract
Beginning balance	$ 412,392	$ 178,033
Bad debt expense	58,087	234,359
Write-offs	(396,489)	0
Total	$ 73,990	$ 412,392